Pension and Other Employee Benefit Plans - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plans, costs recognized in respect of contributions to the plans	¥ 2,820	¥ 2,444	¥ 2,487
Amounts in accumulated other comprehensive income (loss) expected to be amortized as prior service cost or benefits over the next fiscal year	195
Amounts in accumulated other comprehensive income (loss) expected to be amortized as actuarial loss over the next fiscal year	785
Total benefit obligations of group, decrease			¥ (110,744)
Pension plan, contribution expected to be paid during the next fiscal year	¥ 50,000